REVENUE- Disclosure of detailed information about revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue [abstract]
Silver sales	$ 142,688	$ 97,257
Gold sales	70,501	70,022
Less: smelting and refining costs	(3,029)	(1,959)
Revenue	$ 210,160	$ 165,320